UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2010

Date of reporting period:	December 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2010

Total Return for the 12 Months Ended December 31, 2010
Class A	Class B	Class C	Class I	Barclays Capital U.S. Government Index[1]	Barclays Capital U.S. Government/ Mortgage Index[2]	Lipper General U.S. Government Funds Index[3]
5.03%	5.05%	4.50%	5.30%	5.52%	5.41%	6.53%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the fiscal period ended December 31, 2010, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the near future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Market Conditions

Over the course of 2010, 2-, 5-, 10-, and 30-year Treasury yields declined by 55, 68, 55, and 29 basis points, respectively. The second half of the year saw a steepening in the U.S. Treasury curve. The 2-year yield ended the year relatively unchanged from its yield on June 30, 2010, whereas the 5-, 10-, and 30-year yields rose by 21, 34, and 44 basis points, respectively, in the second half of the year.

The Federal Reserve Bank expanded its asset purchase program in November of 2010 and will buy an additional $600 billion in Treasuries, with the result that total Fed purchases over the next six months will amount to between $850 billion and $900 billion, effectively doubling the Fed's holdings of Treasuries. The aim of this new round of quantitative easing (QE2) is to boost the economy by supporting credit markets, with the hope that purchases of Treasury securities in large quantities will keep longer-term interest rates from prematurely rising as they did in early 2010.

The housing market remained weak in 2010 and foreclosure rates continued to climb. The government's Home Affordability Modification Program (HAMP) and other private programs designed to keep distressed mortgages from being sold in the market at distressed prices and to help homeowners keep their homes have not been as successful as expected. Furthermore, although calls for a nationwide moratorium on foreclosures were rejected, in October several large banks halted repossessions while they internally reviewed allegations of improper loan filings. Banks will therefore have to hold foreclosed homes for longer and the supply of homes for sale may be reduced, as foreclosures represent 30 percent of existing home sales. With the 30-year fixed mortgage rate reaching a historic low during the fourth quarter of 2010, refinancing activity picked up slightly despite tighter underwriting standards.

The tone of economic data improved to some extent towards the end of 2010. Better-than-expected retail sales numbers, jobs reports, and a tax compromise that was more stimulative than expected resulted in a shift to riskier assets in December.

However, fixed investment as a share of Gross Domestic Product (GDP) continued to fall throughout 2010 and has now reached its lowest level in 60 years, which may largely explain why unemployment is at historic highs. In our view, a self-sustaining economic recovery will be predicated on businesses and households deciding to increase investment.

Performance Analysis

All share classes of Morgan Stanley U.S. Government Securities Trust underperformed the Barclays Capital U.S. Government Index (the "Index"), and the Lipper General U.S. Government Funds Index for the 12 months ended December 31, 2010, assuming no deduction of applicable sales charges. Beginning January 1, 2011, the benchmark is changing from the Barclays Capital U.S. Government Index to the Barclays Capital U.S. Government/Mortgage Index.

The Fund held a position in taxable municipal bonds, which are not included in the Index. This position detracted slightly from performance as spreads in the sector relative to U.S. Treasuries widened during the year.

In contrast, one of the primary positive contributors to the Fund's performance was its position in mortgage-backed securities, a sector also not represented in the Index. An allocation to asset-backed securities and commercial mortgage-backed securities was also beneficial to relative performance.

With regard to the Fund's yield curve positioning, we employed tactical strategies involving interest rates swaps that were designed to take advantage of anomalies across the swap curve. For example, we positioned the portfolio to benefit from an anticipated flattening between the three- and seven-year points of the yield curve. Another trade involved receiving fixed rates on five-year swaps on a five-year forward basis while paying fixed rates on longer-dated swaps. Overall, interest-rate trades did not have a significant impact on performance.

The Fund also held a position in agency debentures which did not impact relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 12/31/10
U.S. Government Agencies — Mortgage-Backed Securities	43.6%
U.S. Government Agencies & Obligations	35.4
Short-Term Investments	5.1
Municipal Bonds	4.2
Asset-Backed Securities	4.0
Foreign Government Obligations	3.9
Collateralized Mortgage Obligations	2.4
Commercial Mortgage-Backed Securities	1.4

* Does not include long/short futures contracts with an underlying face amount of $174,271,563 and net unrealized depreciation of $858,126. Also does not include open swap contracts with net unrealized depreciation of $17,093,606.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its net assets in a portfolio of U.S. government securities. In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities (including zero coupon securities) that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program or other similar FDIC programs. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended December 31, 2010
Symbol	Class A Shares* (since 07/28/97) USGAX		Class B Shares** (since 06/29/84) USGBX		Class C Shares† (since 07/28/97) USGCX		Class I Shares†† (since 07/28/97) USGDX
1 Year	5.03 0.57 [5]	%[4]	5.05 0.05 [5]	%[4]	4.50 3.50 [5]	%[4]	5.30 —%[4]
5 Years	2.62 [4] 1.73 [5]		2.67 [4] 2.33 [5]		2.11 [4] 2.11 [5]		2.90 [4] —
10 Years	3.79 [4] 3.34 [5]		3.78 [4] 3.78 [5]		3.24 [4] 3.24 [5]		4.03 [4] —
Since Inception	4.45 [4] 4.11 [5]		6.26 [4] 6.26 [5]		3.96 [4] 3.96 [5]		4.69 [4] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital U.S. Government Index is a broad-based measure of U.S. government and Treasury securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Barclays Capital U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed passthrough securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The benchmark for the Fund is changing from the Barclays Capital U.S. Government Index to the Barclays Capital U.S. Government/Mortgage Index effective 1/1/11.

(3)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2010.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/10 – 12/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/10	12/31/10	07/01/10 – 12/31/10
Class A
Actual (0.14% return)	$1,000.00	$1,001.40	$4.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.82	$4.43
Class B
Actual (0.15% return)	$1,000.00	$1,001.50	$4.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.87	$4.38
Class C
Actual (-0.10% return)	$1,000.00	$999.00	$6.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.97
Class I
Actual (0.27% return)	$1,000.00	$1,002.70	$3.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.08	$3.16

  @  Expenses are equal to the Fund's annualized expense ratios of 0.87%, 0.86%, 1.37% and 0.62% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended December 31, 2010, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    The Fund's distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies & Obligations (37.4%)
	Diversified Financial Services - FDIC Guaranteed (7.9%)
$48,650	Ally Financial, Inc.	2.20%	12/19/12	$50,062,261
41,600	Citigroup Funding, Inc. (See Note 6)	2.25	12/10/12	42,810,518
				92,872,779
	Finance - Other Services - U.S. Government Guaranteed (0.6%)
6,960	Private Export Funding Corp.	4.30	12/15/21	7,173,164
	Savings & Loan/Thrifts - Southern U.S. - U.S. Government Guaranteed (0.9%)
10,330	U.S. Central Federal Credit Union	1.90	10/19/12	10,551,186
	Special Purpose Entity - U.S. Government Guaranteed (0.9%)
9,863	Amal Ltd. (Cayman Islands)	3.465	08/21/21	10,072,012
	U.S. Government Agencies (7.8%)
10,760	Federal Home Loan Bank	5.00	11/17/17	12,217,076
	Federal Home Loan Mortgage Corp.
2,314		4.875	06/13/18	2,591,916
2,750		5.00	04/18/17	3,109,378
37,000	Federal National Mortgage Association	5.00	05/11/17	41,547,041
	Tennessee Valley Authority
10,980		4.875	12/15/16	12,241,141
6,935		5.25	09/15/39	7,359,602
8,085		7.125	05/01/30	10,577,800
1,350	U.S. Department of Housing and Urban Development 99-A	6.16	08/01/11	1,350,351
				90,994,305
	U.S. Government Obligations (19.3%)
	U.S. Treasury Bonds
4,810		3.50	02/15/39	4,145,619
5,980		4.375	11/15/39	6,012,705
9,300		4.625	02/15/40	9,743,201
45,000		7.50	11/15/24	63,056,250
	U.S. Treasury Notes
12,000		1.25	10/31/15	11,615,628
28,500		1.875	09/30/17	27,144,027
36,000		2.25	01/31/15	36,961,884

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$41,500		2.375%	02/28/15	$42,777,660
22,800		2.625	12/31/14	23,777,915
				225,234,889
	Total U.S. Government Agencies & Obligations (Cost $430,099,315)			436,898,335
	U.S. Government Agencies - Mortgage-Backed Securities (46.1%)
	Federal Home Loan Mortgage Corp. (ARM) (0.9%)
2,298		5.519	01/01/38	2,439,753
3,581		5.884	11/01/36	3,789,345
3,626		5.932	10/01/36	3,833,638
				10,062,736
	Federal Home Loan Mortgage Corp. (PC) Gold (6.2%)
25,437		4.50	09/01/39 - 08/01/40	26,098,461
24,911		5.00	10/01/35 - 01/01/40	26,234,424
5,686		5.50	11/01/39	6,063,510
5,971		6.00	07/01/38	6,475,023
4,516		6.50	03/01/29 - 09/01/36	5,027,240
1,248		7.50	05/01/35	1,432,449
670		8.00	08/01/32	785,106
715		8.50	08/01/31	853,725
				72,969,938
	Federal National Mortgage Association (21.8%)
7,775		4.50	(a)	7,982,740
38,766		4.50	01/01/25 - 08/01/39	39,969,657
5,800		5.00	(a)	6,098,155
41,312		5.00	05/01/35 - 04/01/39	43,539,513
95,201		5.50	03/01/35 - 08/01/38	102,356,181
44,280		6.00	01/01/37 - 06/01/39	48,212,371
483		6.50	06/01/29 - 02/01/33	543,148
4		7.00	05/01/31	4,160
2,023		7.50	08/01/37	2,321,915
1,561		8.00	04/01/33	1,804,538
1,416		8.50	10/01/32	1,644,283
				254,476,661

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Association (ARM) (0.8%)
$5,395		2.548%		05/01/35	$5,422,385
3,142		2.605		07/01/35	3,158,852
1,006		5.736		03/01/38	1,067,175
					9,648,412
	Government National Mortgage Association (15.8%)
36,700		4.00		(a)	36,820,413
48,247		4.50		04/15/39 - 06/15/40	50,171,188
6,010		6.00		03/15/26 - 08/15/29	6,636,348
12,815		6.50		03/15/14 - 07/15/31	14,419,022
27,925		7.00		04/15/17 - 04/15/26	31,893,289
15,450		7.50		11/15/32	17,964,935
3,998		8.00		06/15/16 - 09/15/31	4,684,910
7,461		8.50		07/15/30	9,012,971
4,689		9.00		11/15/15 - 02/15/25	5,345,296
3,137		9.50		02/15/16 - 12/15/20	3,618,013
3,809		10.00		01/15/11 - 11/15/20	4,323,178
					184,889,563
	Government National Mortgage Association (GPM) (0.0%)
123		12.25		09/15/13 - 06/15/15	141,438
	Government National Mortgage Association II (0.5%)
3,422		6.00		09/20/34	3,779,598
1,759		6.50		01/20/24 - 05/20/29	1,990,801
486		7.00		03/20/26 - 07/20/29	554,436
					6,324,835
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $520,405,445)				538,513,583
	Asset-Backed Securities (4.2%)
1,475	Ally Master Owner Trust 2010-1 A (144A) (c)	2.01	(b)	01/15/15	1,502,518
3,500	Ally Master Owner Trust 2010-3 A (144A) (c)	2.88		04/15/15	3,586,497
945	BMW Floorplan Master Owner Trust 2009-1A A (144A) (c)	1.41	(b)	09/15/14	955,852
3,800	Brazos Higher Education Authority 2010-1 A1	1.202	(b)	05/25/29	3,790,796
1,094	Brazos Student Finance Corp. 2010-1 A1	1.203	(b)	06/25/35	1,091,188
2,402	Chesapeake Funding LLC 2009-1 A (144A) (c)	2.26	(b)	12/15/20	2,423,545
13,800	Discover Card Master Trust 2009-A1 A1	1.56	(b)	12/15/14	13,987,179
10,750	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.81	(b)	09/15/14	10,912,155

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,500	Ford Credit Floorplan Master Owner Trust 2010-3 A1 (144A) (c)	4.20%		02/15/17	$2,642,379
5,200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (c)	1.41	(b)	01/15/15	5,261,398
2,967	Wheels SPV LLC 2009-1 A (144A) (c)	1.81	(b)	03/15/18	2,987,965
	Total Asset-Backed Securities (Cost $48,600,504)				49,141,472
	Collateralized Mortgage Obligations (2.5%)
	Private Issues (0.9%)
5,465	FDIC Structured Sale Guaranteed Notes 2010-S1 1A (144A) (c)	0.811	(b)	02/25/48	5,479,855
5,289	NCUA Guaranteed Notes 2010-R1 1A	0.715	(b)	10/07/20	5,282,843
					10,762,698
	U.S. Government Agencies (1.6%)
	Federal Home Loan Mortgage Corp.
11,625	3339 TI (IO)	5.88	(b)	07/15/37	1,676,646
18,934	3747 SA (IO)	6.24	(b)	10/15/40	2,790,753
	Federal National Mortgage Association
16,172	2010-M6 SA (IO)	6.129	(b)	09/25/20	3,537,725
6,482	2010-130 SE (IO)	6.289	(b)	11/25/40	1,028,924
11,085	2010-136 S (IO)	5.739	(b)	12/25/40	1,756,338
27,633	2010-136 SA (IO)	5.739	(b)	12/25/40	4,064,240
	Government National Mortgage Association II
24,814	2010-115 AS (IO)	5.789	(b)	09/20/40	4,002,750
					18,857,376
	Total Collateralized Mortgage Obligations (Cost $29,759,817)				29,620,074
	Commercial Mortgage-Backed Securities (1.4%)
2,600	Bear Stearns Commercial Mortgage Securities 2004-T14 A4	5.20		01/12/41	2,783,069
	GE Capital Commercial Mortgage Corp.
3,222	2004-C1 A3	4.596		11/10/38	3,370,712
4,000	2004-C2 A4	4.893		03/10/40	4,232,446
2,000	LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367		03/15/36	2,081,219
4,100	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4	5.305	(b)	07/15/41	4,419,441
	Total Commercial Mortgage-Backed Securities (Cost $16,067,040)				16,886,887

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Municipal Bonds (4.5%)
	California (1.5%)
$4,615	Bay Area Toll Authority	6.263%		04/01/49	$4,726,083
9,980	Los Angeles Unified School District	5.75		07/01/34	9,445,870
3,060	San Francisco City & County Public Utilities Commission	6.00		11/01/40	2,909,326
					17,081,279
	Georgia (0.4%)
1,760	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	1,734,110
3,085	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	3,007,382
					4,741,492
	Missouri (0.5%)
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	6,224,517
	New Jersey (0.4%)
4,000	New Jersey Economic Development Authority	1.302	(b)	06/15/13	3,995,800
	New York (1.2%)
3,875	City of New York (Series G-1)	5.968		03/01/36	3,882,169
3,140	New York City Municipal Water Finance Authority	5.952		06/15/42	3,199,377
3,625	New York City Transitional Finance Authority	5.267		05/01/27	3,487,975
3,000	New York State Dormitory Authority	5.628		03/15/39	2,949,330
					13,518,851
	Oregon (0.2%)
2,575	Oregon State Department of Transportation (Series A)	5.834		11/15/34	2,650,164
	Washington (0.3%)
2,440	State of Washington	5.09		08/01/33	2,402,229
1,580	State of Washington (Series D)	5.481		08/01/39	1,555,478
					3,957,707
	Total Municipal Bonds (Cost $53,624,429)				52,169,810
	Foreign Government Obligations (4.1%)
29,130	Egypt Government AID Bonds (Egypt)	4.45		09/15/15	31,962,281
14,175	Israel Government AID Bond (Israel)	5.50		09/18/23	16,309,202
	Total Foreign Government Obligations (Cost $44,040,597)				48,271,483

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (5.4%)
	U.S. Government Obligations (d)(e) (5.1%)
$60,350	U.S. Treasury Bills (Cost $60,339,348)	0.134 - 0.251%	01/27/11 - 02/10/11	$60,339,348
NUMBER OF SHARES (000)
	Investment Company (0.3%)
3,049	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 6) (Cost $3,048,573)			3,048,573
	Total Short-Term Investments (Cost $63,387,921)			63,387,921
	Total Investments (Cost $1,205,985,068) (f)(g)		105.6%	1,234,889,565
	Liabilities in Excess of Other Assets		(5.6)	(65,583,716)
	Net Assets		100.0%	$1,169,305,849

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of December 31, 2010.

  FDIC  Federal Deposit Insurance Corporation.

  GPM  Graduated Payment Mortgage.

  IO  Interest Only security.

  PC  Participation Certificate.

  (a)  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (b)  Floating rate security. Rate shown is the rate in effect at December 31, 2010.

  (c)  Resale is restricted to qualified institutional investors.

  (d)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (e)  A portion of this security has been physically segregated in connection with open futures and swap contracts.

  (f)  Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

  (g)  The aggregate cost for federal income tax purposes is $1,208,622,279. The aggregate gross unrealized appreciation is $33,840,540 and the aggregate gross unrealized depreciation is $7,573,254 resulting in net unrealized appreciation of $26,267,286.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

Futures Contracts Open at December 31, 2010:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
679	Long	U.S. Treasury Notes 5 Year, March 2011	$79,931,031	$118,334
504	Long	U.S. Treasury Notes 10 Year, March 2011	60,700,500	(1,449,694)
34	Short	U.S. Treasury Bonds 30 Year, March 2011	(4,152,250)	195,304
77	Short	U.S. Treasury Ultra Bonds 30 Year, March 2011	(9,786,219)	300,620
90	Short	U.S. Treasury Notes 2 Year, March 2011	(19,701,563)	(22,690)
		Net Unrealized Depreciation		$(858,126)

Interest Rate Swap Contracts Open at December 31, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A.	$16,990	3 Month LIBOR	Receive	4.058%	12/09/40	$174,148
Bank of America, N.A.***	69,760	3 Month LIBOR	Pay	4.795	12/09/20	(113,709)
Credit Suisse Group	113,350	3 Month LIBOR	Receive	0.80	10/28/13	1,207,178
Credit Suisse Group	47,485	3 Month LIBOR	Pay	2.098	10/28/17	(2,052,777)
Deutsche Bank AG	16,980	3 Month LIBOR	Receive	4.39	12/20/40	(820,643)
Deutsche Bank AG***	69,410	3 Month LIBOR	Pay	5.29	12/20/20	1,227,863
UBS AG	16,660	3 Month LIBOR	Receive	4.00	12/07/40	339,364
UBS AG***	69,820	3 Month LIBOR	Pay	4.65	12/07/20	(511,781)
Net Unrealized Depreciation						$(550,357)

  LIBOR  London Interbank Offered Rate.

  ***  Forward interest rate swap. Periodic payments on a specified notional amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  December 31, 2010 continued

Zero Coupon Swap Contracts Open at December 31, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC^	$34,630	3 Month LIBOR	Receive	11/15/19	$(4,120,906)
Barclays Bank PLC^^	34,630	3 Month LIBOR	Pay	11/15/19	471,865
Deutsche Bank AG^	5,230	3 Month LIBOR	Receive	11/15/21	(28,654)
Deutsche Bank AG^	42,000	3 Month LIBOR	Receive	11/15/21	(3,854,594)
Deutsche Bank AG^^	42,000	3 Month LIBOR	Pay	11/15/21	68,290
JPMorgan Chase Bank N.A. New York^	20,250	3 Month LIBOR	Receive	08/15/20	(2,580,387)
JPMorgan Chase Bank N.A. New York^	27,300	3 Month LIBOR	Receive	11/15/19	(3,029,433)
JPMorgan Chase Bank N.A. New York^	33,430	3 Month LIBOR	Receive	11/15/21	(3,469,430)
Net Unrealized Depreciation					$(16,543,249)

LIBOR  London Interbank Offered Rate.

  ^  Fund will make the payments of $13,429,168, $1,764,126, $18,113,895, $8,561,742, $10,377,260, and $14,814,433 respectively, on termination date.

  ^^  Fund will receive $9,509,398 and $14,025,362 respectively, on termination date.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2010

Assets:
Investments in securities, at value (cost $1,160,956,456)	$1,189,030,474
Investment in affiliates, at value (cost $45,028,612)	45,859,091
Unrealized appreciation on open swap contracts	3,488,708
Cash	122,467
Receivable for:
Investments sold	36,687,786
Interest	6,085,849
Swap contracts termination	1,754,421
Principal paydowns	277,209
Periodic interest on open swap contracts	250,377
Variation margin	230,771
Shares of beneficial interest sold	64,138
Interest and dividends from affiliates	56,740
Receivable from Distributor	1,213,202
Prepaid expenses and other assets	59,069
Total Assets	1,285,180,302
Liabilities:
Unrealized depreciation on open swap contracts	20,582,314
Payable for:
Investments purchased	88,328,801
Shares of beneficial interest redeemed	4,835,170
Distribution fee	609,275
Investment advisory fee	415,170
Periodic interest on open swap contracts	318,354
Transfer agent fee	216,632
Dividends to shareholders	188,004
Administration fee	80,166
Accrued expenses and other payables	300,567
Total Liabilities	115,874,453
Net Assets	$1,169,305,849
Composition of Net Assets:
Paid-in-capital	$1,368,307,671
Net unrealized appreciation	10,952,765
Dividends in excess of net investment income	(2,134,800)
Accumulated net realized loss	(207,819,787)
Net Assets	$1,169,305,849
Class A Shares:
Net Assets	$103,102,753
Shares Outstanding (unlimited shares authorized, $.01 par value)	12,032,136
Net Asset Value Per Share	$8.57
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.95
Class B Shares:
Net Assets	$881,596,093
Shares Outstanding (unlimited shares authorized, $.01 par value)	102,821,619
Net Asset Value Per Share	$8.57
Class C Shares:
Net Assets	$32,913,207
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,807,949
Net Asset Value Per Share	$8.64
Class I Shares:
Net Assets	$151,693,796
Shares Outstanding (unlimited shares authorized, $.01 par value)	17,679,505
Net Asset Value Per Share	$8.58

Statement of Operations

For the year ended December 31, 2010

Net Investment Income: Income
Interest	$42,144,852
Interest and dividends from affiliates	971,365
Total Income	43,116,217
Expenses
Investment advisory fee	5,300,791
Distribution fee (Class A shares)	297,627
Distribution fee (Class B shares)	2,813,115
Distribution fee (Class C shares)	268,188
Transfer agent fees and expenses	1,051,235
Administration fee	1,022,945
Shareholder reports and notices	154,287
Custodian fees	149,630
Professional fees	99,568
Registration fees	55,408
Trustees' fees and expenses	52,748
Other	221,067
Total Expenses	11,486,609
Less: distribution fee rebate (Class B shares)	(512,483)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(63,402)
Net Expenses	10,910,724
Net Investment Income	32,205,493
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	17,749,766
Investments in affiliates	27,228
Futures contracts	16,626,613
Swap contracts	(11,886,483)
Net Realized Gain	22,517,124
Change in Unrealized Appreciation/ Depreciation on:
Investments	15,953,326
Investments in affiliates	1,054,965
Futures contracts	679,323
Swap contracts	(6,953,976)
Net Change in Unrealized Appreciation/Depreciation	10,733,638
Net Gain	33,250,762
Net Increase	$65,456,255

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE YEAR ENDED DECEMBER 31, 2009
Increase (Decrease) in Net Assets: Operations:
Net investment income	$32,205,493	$39,553,135
Net realized gain	22,517,124	78,750,675
Net change in unrealized appreciation/depreciation	10,733,638	(97,578,143)
Net Increase	65,456,255	20,725,667
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,620,949)	(4,280,196)
Class B shares	(29,194,631)	(32,578,918)
Class C shares	(906,310)	(942,765)
Class I shares	(5,425,122)	(6,322,517)
Total Dividends	(39,147,012)	(44,124,396)
Net decrease from transactions in shares of beneficial interest	(216,153,001)	(263,806,135)
Net Decrease	(189,843,758)	(287,204,864)
Net Assets:
Beginning of period	1,359,149,607	1,646,354,471
End of Period (Including dividends in excess of net investment income of $2,134,800 and accumulated undistributed net investment income of $1,597,419, respectively)	$1,169,305,849	$1,359,149,607

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended December 31, 2010 remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Long-Term Investments
U.S. Government Agencies & Obligations	$436,898,335	—	$436,898,335	—
U.S. Government Agencies — Mortgage-Backed Securities	538,513,583	—	538,513,583	—
Asset-Backed Securities	49,141,472	—	49,141,472	—
Collateralized Mortgage Obligations — Private Issuers	10,762,698	—	10,762,698	—
Collateralized Mortgage Obligations — U.S. Government Agencies	18,857,376	—	18,857,376	—
Commercial Mortgage-Backed Securities	16,886,887	—	16,886,887	—
Municipal Bonds	52,169,810	—	52,169,810	—
Foreign Government Obligations	48,271,483	—	48,271,483	—
Total Long-Term Investments	1,171,501,644	—	1,171,501,644	—
Short-Term Investments
U.S. Government Obligations	60,339,348	—	60,339,348	—
Investment Company	3,048,573	$3,048,573	—	—
Total Short-Term Investments	63,387,921	3,048,573	60,339,348	—
Futures	614,258	614,258	—	—
Interest Rate Swaps	2,948,553	—	2,948,553	—
Zero Coupon Swaps	540,155	—	540,155	—
Total	$1,238,992,531	$3,662,831	$1,235,329,700	—
Liabilities:
Futures	$(1,472,384)	$(1,472,384)	—	—
Interest Rate Swaps	(3,498,910)	—	$(3,498,910)	—
Zero Coupon Swaps	(17,083,404)	—	(17,083,404)	—
Total	$(22,054,698)	$(1,472,384)	$(20,582,314)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2010, the Fund did not have any investments transfer between valuation levels.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

3. Derivatives

The Fund used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Transactions in futures contracts for the year ended December 31, 2010, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	3,453
Futures opened	26,790
Futures closed	(28,859)
Futures, outstanding at end of the period	1,384

Swaps A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund will instruct the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210, Balance Sheet ("ASC 210"). For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap contracts on the Statement of Operations.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

Transactions in swap contracts for the year ended December 31, 2010, were as follows:

NOTIONAL AMOUNT (000'S)
Swaps, outstanding at beginning of period	$796,669
Swaps opened	1,090,884
Swaps closed	(1,227,628)
Swaps, outstanding at end of period	$659,925

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$614,258	†	Variation margin	$(1,472,384)†
Interest Rate Risk	Unrealized appreciation on open swap contracts	3,488,708		Unrealized depreciation on open swap contracts	(20,582,314)
		$4,102,966			$(22,054,698)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation/depreciation by type of derivative contract for the year ended December 31, 2010 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$16,626,613	$(11,886,483)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$679,323	$(6,953,976)

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; and (iii) Class C — up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at December 31, 2010.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

The Fund's Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate. For the year ended December 31, 2010, the distribution fee was accrued for Class B at an annual rate of 0.24%.

At December 31, 2010, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of December 31, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $226, $215,775 and $5,009, respectively and received $4,310 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the year ended December 31, 2010, advisory fees paid were reduced by $63,402 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are included in "interest and dividends from affiliates" in the Statement of Operations and totaled $14,835 for the year ended December 31, 2010. During the year ended December 31, 2010,

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $687,852,947 and $802,601,913, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2010 aggregated $2,884,253,721 and $3,100,131,948 respectively.

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers which are affliates of the Investment Advisor, Administrator and Distributor for the year ended December 31, 2010:

SALES	REALIZED GAIN	INCOME	VALUE
$2,050,280	$27,228	$956,530	$42,810,518

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2010, included in "trustees' fees and expenses" in the Statement of Operations amounted to $13,467. At December 31, 2010, the Fund had an accrued pension liability of $102,132, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Fund are not backed by subprime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2010		FOR THE YEAR ENDED DECEMBER 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,526,443	$13,166,273	3,092,507	$26,050,907
Reinvestment of dividends	414,885	3,569,685	501,995	4,232,117
Redeemed	(5,667,235)	(48,667,036)	(6,941,816)	(58,503,324)
Net decrease — Class A	(3,725,907)	(31,931,078)	(3,347,314)	(28,220,300)
CLASS B SHARES
Sold	2,468,209	21,558,639	3,450,641	29,113,801
Reinvestment of dividends	3,184,465	27,423,274	3,643,142	30,737,538
Redeemed	(23,195,143)	(199,502,415)	(27,640,878)	(233,188,569)
Net decrease — Class B	(17,542,469)	(150,520,502)	(20,547,095)	(173,337,230)
CLASS C SHARES
Sold	330,410	2,877,598	633,615	5,400,231
Reinvestment of dividends	101,108	877,978	107,824	917,292
Redeemed	(992,279)	(8,605,962)	(1,102,837)	(9,382,153)
Net decrease — Class C	(560,761)	(4,850,386)	(361,398)	(3,064,630)
CLASS I SHARES
Sold	452,205	3,917,900	955,535	8,074,707
Reinvestment of dividends	566,168	4,878,714	672,450	5,677,815
Redeemed	(4,378,669)	(37,647,649)	(8,640,596)	(72,936,497)
Net decrease — Class I	(3,360,296)	(28,851,035)	(7,012,611)	(59,183,975)
Net decrease in Fund	(25,189,433)	$(216,153,001)	(31,268,418)	$(263,806,135)

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE YEAR ENDED DECEMBER 31, 2009
Ordinary income	$39,147,012	$44,124,396
As of December 31, 2010, the tax-basis components of accumulated losses were as follows:
Net accumulated earnings	—
Capital loss carryforward	$(203,590,470)
Post-October losses	(4,469,415)
Temporary differences	(115,617)
Net unrealized appreciation	9,173,680
Total accumulated losses	$(199,001,822)

During the year ended December 31, 2010, the Fund utilized $20,817,430 of its net capital loss carryforward. As of December 31, 2010, the Fund had a net capital loss carryforward of $203,590,470, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$36,234,144	December 31, 2013
19,174,691	December 31, 2014
1,846,147	December 31, 2015
126,653,201	December 31, 2016
19,682,287	December 31, 2017

As of December 31, 2010, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  December 31, 2010 continued

Permanent differences, primarily due to losses on paydowns and tax adjustments on swaps and debt securities sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2010:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$3,209,300	$(2,901,046)	$(308,254)

10. Expense Offset

The Fund has entered into an arrangement with State Street Bank and Trust Company, (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

11. Accounting Pronouncement

On January 21, 2010, FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2010		2009		2008		2007		2006
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.41		$8.53		$9.09		$8.98		$9.09
Income (loss) from investment operations:
Net investment income	0.21		0.21		0.28		0.37		0.33
Net realized and unrealized gain (loss)	0.21		(0.08)		(0.49)		0.15		(0.07)
Total income (loss) from investment operations	0.42		0.13		(0.21)		0.52		0.26
Less dividends from net investment income	(0.26)		(0.25)		(0.35)		(0.41)		(0.37)
Net asset value, end of period	$8.57		$8.41		$8.53		$9.09		$8.98
Total Return(1)	5.03%		1.42%		(2.17)%		5.99%		3.01%
Ratios to Average Net Assets(2):
Total expenses	0.88	%(3)	0.91	%(3)	0.88	%(3)	0.91	%(3)	0.89%
Net investment income	2.49	%(3)	2.63	%(3)	3.53	%(3)	4.34	%(3)	3.88%
Rebate from Morgan Stanley affiliate	0.00	%(4)	0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$103,103		$132,472		$163,006		$193,831		$1,442,660
Portfolio turnover rate	228%		375%		313%		179%		78%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2010		2009		2008		2007		2006
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.41		$8.54		$9.10		$8.99		$9.10
Income (loss) from investment operations:
Net investment income	0.21		0.21		0.29		0.37		0.35
Net realized and unrealized gain (loss)	0.21		(0.09)		(0.50)		0.16		(0.06)
Total income (loss) from investment operations	0.42		0.12		(0.21)		0.53		0.29
Less dividends from net investment income	(0.26)		(0.25)		(0.35)		(0.42)		(0.40)
Net asset value, end of period	$8.57		$8.41		$8.54		$9.10		$8.99
Total Return(1)	5.05%		1.43%		(2.24)%		6.06%		3.28%
Ratios to Average Net Assets(2):
Total expenses	0.87	%(3)(4)	0.90	%(3)(4)	0.86	%(3)	0.87	%(3)	0.64%
Net investment income	2.50	%(3)(4)	2.64	%(3)(4)	3.55	%(3)	4.38	%(3)	4.13%
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.01%		0.01%		0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$881,596		$1,012,509		$1,202,969		$1,566,484		$588,080
Portfolio turnover rate	228%		375%		313%		179%		78%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2010	0.92%	2.45%
December 31, 2009	0.94	2.60

(5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2010		2009		2008		2007		2006
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.48		$8.61		$9.17		$9.06		$9.17
Income (loss) from investment operations:
Net investment income	0.17		0.17		0.24		0.32		0.29
Net realized and unrealized gain (loss)	0.21		(0.09)		(0.49)		0.16		(0.07)
Total income (loss) from investment operations	0.38		0.08		(0.25)		0.48		0.22
Less dividends from net investment income	(0.22)		(0.21)		(0.31)		(0.37)		(0.33)
Net asset value, end of period	$8.64		$8.48		$8.61		$9.17		$9.06
Total Return(1)	4.50%		0.93%		(2.72)%		5.45%		2.62%
Ratios to Average Net Assets(2):
Total expenses	1.38	%(3)	1.41	%(3)	1.38	%(3)	1.42	%(3)	1.39%
Net investment income	1.99	%(3)	2.13	%(3)	3.03	%(3)	3.83	%(3)	3.38%
Rebate from Morgan Stanley affiliate	0.00	%(4)	0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$32,913		$37,048		$40,707		$47,644		$53,582
Portfolio turnover rate	228%		375%		313%		179%		78%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2010		2009		2008		2007		2006
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.42		$8.54		$9.10		$8.98		$9.09
Income (loss) from investment operations:
Net investment income	0.23		0.23		0.31		0.39		0.35
Net realized and unrealized gain (loss)	0.21		(0.08)		(0.50)		0.16		(0.06)
Total income (loss) from investment operations	0.44		0.15		(0.19)		0.55		0.29
Less dividends from net investment income	(0.28)		(0.27)		(0.37)		(0.44)		(0.40)
Redemption fees	—		—		—		0.01		—
Net asset value, end of period	$8.58		$8.42		$8.54		$9.10		$8.98
Total Return(1)	5.30%		1.67%		(1.92)%		6.37%		3.27%
Ratios to Average Net Assets(2):
Total expenses	0.63	%(3)	0.66	%(3)	0.63	%(3)	0.67	%(3)	0.64%
Net investment income	2.74	%(3)	2.88	%(3)	3.78	%(3)	4.58	%(3)	4.13%
Rebate from Morgan Stanley affiliate	0.00	%(4)	0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$151,694		$177,120		$239,673		$316,631		$217,115
Portfolio turnover rate	228%		375%		313%		179%		78%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(4)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley U.S. Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 25, 2011

Morgan Stanley U.S. Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley U.S. Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley U.S. Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley U.S. Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What If an Affiliated Company Becomes a Nonaffiliated Third Party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley U.S. Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Stategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League.

Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003 and since August 1994 for certain predecessor Funds); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser (as of December 31, 2010) and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Sara Furber (36) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Equity and Fixed Income Funds in the Fund Complex; Managing Director and Director of the Adviser and various entities affiliated with the Adviser (since July 2010). Formerly, Chief Operating Officer for Global Corporate and Investment Banking at Bank of America Merrill Lynch (January 2009 to April 2010); Head of Merrill Lynch & Co. Investor Relations (July 2007 to December 2008); with senior roles in Strategy and Business Development as well as within Merrill Lynch's Global Credit & Commitments organization prior to July 2007.

Mary Ann Picciotto (37) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997), Formerly, Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser.

Morgan Stanley U.S. Government Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2010 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2010. 16.71% of the Fund's dividends were attributable to qualifying US government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisor Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2011 Morgan Stanley

USGANN
IU11-00279P-Y12/10

INVESTMENT MANAGEMENT

Morgan Stanley
U.S. Government
Securities Trust

Annual Report

December 31, 2010

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2010

	Registrant			Covered Entities(1)
Audit Fees		$53,950		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,501,000	(2)
Tax Fees		$5,277	(3)	$1,350,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,277		$7,922,000

Total		$59,227		$7,922,000

2009

	Registrant			Covered Entities(1)
Audit Fees		$53,950		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,909,000	(2)
Tax Fees		$5,277	(3)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,277		$7,922,000

Total		$59,227		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)         See table above.

(h)         The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust
/s/ Sara Furber
Sara Furber
Principal Executive Officer
February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
February 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2011